BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended			3 Months Ended
	Apr. 02, 2010 Venezuelan subsidiary	Dec. 31, 2012 Venezuelan subsidiary	Dec. 31, 2009 Venezuelan subsidiary	Mar. 29, 2013 Lower End of Range	Mar. 29, 2013 Upper End of Range
Translation and Remeasurement
Official exchange rate set by government for essential goods (in bolivars per U.S.dollar)			2.6
Remeasurement of official exchange rate set by government for nonessential goods (in bolivars per U.S.dollar)		6.3	4.3
Initial remeasurement of net assets in a hyperinflationary economy	$ 103			$ 100	$ 125
Monetary assets		450
Monetary Liabilities		85
Carrying value of accounts receivable and intangible assets		$ 216